Green Century MSCI International Index Fund
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND SUMMARY SECTION
Investment Objective
The Green Century MSCI International Index Fund seeks to achieve long-term total return which matches the performance of an index comprised of the stocks of foreign companies selected based on environmental, social and governance criteria.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Green Century MSCI International Index Fund - USD ($)	Individual Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of an amount redeemed within 60 days of purchase)	2.00%	2.00%
Wire Redemption Fee (if such services are requested)	$ 10	$ 10
Overnight Delivery Fee (if such services are requested)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Green Century MSCI International Index Fund	Individual Investor Class	Institutional Class
Management Fees	0.28%	0.28%
Distribution (12b-1) Fees	none	none
Administrative Fees	1.00%	0.70%
Other Fees	none	none
Total Annual Fund Operating Expenses	1.28%	0.98%

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. This example assumes that: (1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Green Century MSCI International Index Fund - USD ($)	1 Year	3 Years
Individual Investor Class	130	406
Institutional Class	100	312

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the International Index Fund is a newly-formed fund that has yet to commence operations, no prior fiscal year turnover rate is available.
Principal Investment Strategies
The Fund invests substantially all of its assets in the common stocks which make up the MSCI World ex USA SRI ex Fossil Fuels Index (the World ex USA SRI ex Fossil Fuels Index or the Index), a custom index calculated by MSCI, Inc. The World ex USA SRI ex Fossil Fuels Index is comprised of the common stocks of the companies in the MSCI World ex USA SRI Index (the World ex USA SRI Index), minus the stocks of the companies that explore for, extract, produce, manufacture or refine coal, oil or gas or produce or transmit electricity derived from fossil fuels or transmit natural gas or have carbon reserves included in the World ex USA SRI (Socially Responsible Investment) Index. The World ex USA SRI Index includes large and mid-cap stocks from approximately 22 developed markets countries (excluding the U.S.). The World ex USA SRI Index is a capitalization weighted index that provides exposure to companies with what MSCI calculates to have outstanding Environmental, Social and Governance (ESG) ratings and excludes companies whose products have negative social or environmental impacts.

Green Century believes that those companies which pursue the least environmentally sound practices are at the greatest risk of brand and reputational damage and long term risk of negative economic consequences, while those which strive to be more environmentally responsible may benefit financially as a result. Green Century also believes that the use of ESG ratings creates an incentive for companies to become more sustainable.

Companies involved in industries that may impose substantial risks and/or costs on society are evaluated based on their level of involvement, their social and environmental impact and their governance practices. The International Index Fund does not invest in, and the World ex USA SRI ex Fossil Fuels Index excludes, companies that explore for, extract, produce, manufacture or refine coal, oil or gas or produce or transmit electricity derived from fossil fuels or transmit natural gas or have carbon reserves. Companies determined to have significant business involvement in the following will not be included in the World ex USA SRI ex Fossil Fuels Index: genetically modified organisms (GMOs), firearms, military weapons, nuclear power, alcohol, tobacco, adult entertainment and gambling.

The Fund buys and sells stocks so that the composition of its securities holdings will correspond, to the extent reasonably practicable, to the composition of securities in the World ex USA SRI ex Fossil Fuels Index. The weightings of the stocks in the World ex USA SRI ex Fossil Fuels Index are based on float-adjusted market capitalizations, which means the largest companies comprise a higher percentage of the World ex USA SRI ex Fossil Fuels Index and the Index is more heavily weighted in large than in small companies. As of August 31, 2016, the World ex USA SRI ex Fossil Fuels Index included companies with market capitalizations between approximately $1.5 billion and $155.7 billion. To the extent practicable, the Fund will seek a correlation between the weightings of securities held by the Fund and the weightings of the securities of the World ex USA SRI ex Fossil Fuels Index of 0.95 or better. A figure of 1.00 would indicate a perfect correlation. The Fund's ability to duplicate the performance of the World ex USA SRI ex Fossil Fuels Index will depend to some extent on the size and timing of cash flows into and out of the Fund as well as the Fund's expenses. The Fund may use an optimization strategy to achieve its investment objective, which means that it may not always hold the same securities in the same proportions as the World ex USA SRI ex Fossil Fuels Index. Especially when the Fund is small, the optimization strategy may result in the Fund not holding a significant number of securities included in the Index, in an effort to reduce transaction costs while preserving the ability of the overall portfolio to approximate the performance and other characteristics of the Index.

Under normal circumstances and as a matter of operating policy, the Fund will invest at least 80% of its assets in the component securities of the World ex USA SRI ex Fossil Fuels Index and may invest in American Depository Receipts, Global Depository Receipts and Euro Depository Receipts representing the component securities of the Index.
Principal Risks
You may lose money by investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will achieve its objective. The following is a summary description of certain risks of investing in the Fund:

Market Risk.    The values of securities held by the Fund may fall, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Changes in market conditions will not typically have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. Financial markets in the United States, Europe and elsewhere have experienced increased volatility and lack of liquidity. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support could negatively affect financial markets generally, raise interest rates, increase market volatility and reduce the value and liquidity of certain securities. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund's investments may be negatively affected. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact on the markets and the practical implications for market participants may not be fully known for some time. The Fund may experience a substantial or complete loss on any individual security. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money. This redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.

Equity Securities Risk.    The Fund is heavily invested in stocks. Like all funds invested in stocks, the Fund's share price will fluctuate daily depending on the performance of the companies that comprise the Fund's investments, the general market and the economy overall. After you invest, the value of your shares may be less than what you paid for them.

Large Cap Companies Risk.    Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. The large-cap companies in which the Fund invests may perform worse than the stock market as a whole.

Mid-Cap Companies Risk.    The Fund may be invested in mid-cap companies which involve greater risk than investing in the stocks of larger, more established companies. Mid-cap companies may lack the management experience, financial resources and product diversification of large companies and the frequency and volume of their trading may be less than that of larger companies. Therefore, securities of mid-cap companies may be subject to wider and more erratic price fluctuations.

Risks of Non-U.S. Investments.    Investing in non-U.S. issuers or in securities of U.S. issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, natural disasters, and investment and repatriation restrictions.

Index Fund Risk.    The Fund will invest in the stocks composing the World ex USA SRI ex Fossil Fuels Index regardless of how the Index is performing. It will not shift concentration from one industry to another, or from stocks to bonds or cash, in order to defend against a falling stock market. The Index may, at times, become focused in stocks of a particular sector, category or group of companies. Because the Fund seeks to track the World ex USA SRI ex Fossil Fuels Index, the Fund may underperform the overall stock market.

Non-Correlation Risk.    The performance of the Fund and of the World ex USA SRI ex Fossil Fuels Index may vary for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the component securities of the Index. Use of sampling techniques particularly when the Fund is small may affect the Fund's ability to achieve close correlation with the Index.

Environmentally and Socially Responsible Investing Risk.    The Fund's environmental, social and governance criteria limit the available investments compared with funds with no such criteria. Under certain economic conditions, this could cause the Fund's investment performance to be worse or better than similar funds with no such criteria.

These and other risks are discussed in more detail in "Additional Information About the Funds' Investment Objectives, Strategies and Risks" in this Prospectus and in the Statement of Additional Information.
Performance
Because the Fund has not yet commenced operations, information related to Fund performance, including a bar chart showing annual returns, has not been included in this prospectus.